Financial risk management (Details) - Schedule of net debt of loans, acquisitions payable and trade accounts payables - BRL (R$) R$ in Thousands	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jan. 27, 2020	Jun. 30, 2019
Schedule Of Net Debt Of Loans Acquisitions Payable And Trade Accounts Payables Abstract
Total derivatives (Note 7)	R$ (24,421)	R$ 14,001
Loans, financing and debentures (Note 17)	453,041	663,181
Total acquisitions payable (Note 19)	41,248	52,428
Liabilities	469,868	729,610		R$ 123,862
Less: cash and cash equivalents (Note 6.1)	(435,493)	(1,059,107)	R$ (171,045)		R$ (106,627)
Less: marketable securities (Notes 6.2)	(114,450)	(10,455)
Total Securities	(549,943)	(1,069,562)
Net debt (net cash)	(80,075)	(339,952)
Total equity	R$ 2,216,048	R$ 2,182,601	R$ 1,121,569		R$ 880,533